MARKETABLE SECURITIES (Information Regarding Investment in Marketable Securities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Available-for-sale:
Amortized cost		$ 136		$ 139
Gross unrealized gains
Gross unrealized losses				(5)
Estimated Fair Value		136		134
Net realized gains (losses) on sales of available-for-sale securities		(4)		(8)	$ 10
Equity Securities [Member]
Available-for-sale:
Amortized cost		77		87
Gross unrealized gains
Gross unrealized losses				(2)
Estimated Fair Value		77		85
Corporate Bonds [Member]
Available-for-sale:
Amortized cost		41		16
Gross unrealized gains	[1]
Gross unrealized losses
Estimated Fair Value		41		16
Israeli Government Debt [Member]
Available-for-sale:
Amortized cost		18		36
Gross unrealized gains
Gross unrealized losses			[1]	(3)
Estimated Fair Value		$ 18		$ 33

[1]	Represents an amount less than $1.